Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Inputs, Liabilities, Quantitative Information
The following is a summary of borrowings as of March 31, 2021 and December 31, 2020 (in thousands):

	March 31, 2021		December 31, 2020
	Recorded Principal Balance(1)	Fair Value	Recorded Principal Balance(1)	Fair Value
Term loans	$1,611,119	$1,621,987	$1,610,204	$1,621,902
Secured portfolio loan facilities	391,251	391,391	391,131	404,715
Mortgages(2)	274,602	282,497	291,270	303,647
Total	$2,276,972	$2,295,875	$2,292,605	$2,330,264
(1)Recorded principal balances include net deferred financing expenses of $12.6 million and $13.5 million as of March 31, 2021 and December 31, 2020, respectively. Recorded principal balances also include assumed market debt adjustments of $1.6 million and $1.5 million as of March 31, 2021 and December 31, 2020, respectively. We have recorded deferred financing expenses related to our revolving credit facility, which are not included in these balances, in Other Assets, Net on our consolidated balance sheets.
(2)Our finance lease liability is included in the mortgages line item, as presented.
The following is a summary of borrowings as of December 31, 2020 and 2019 (in thousands):

	2020		2019
	Recorded Principal Balance(1)	Fair Value	Recorded Principal Balance(1)	Fair Value
Term loans	1,610,204	1,621,902	1,636,470	1,656,765
Secured portfolio loan facilities	391,131	404,715	390,780	399,054
Mortgages(2)	291,270	303,647	326,849	337,614
Total	$2,292,605	$2,330,264	$2,354,099	$2,393,433
(1)Recorded principal balances include net deferred financing expenses of $13.5 million and $17.2 million as of December 31, 2020 and 2019, respectively. Recorded principal balances also include assumed market debt adjustments of $1.5 million and $1.2 million as of December 31, 2020 and 2019, respectively. We have recorded deferred financing expenses related to our revolving credit facility, which are not included in these balances, in Other Assets, Net on our consolidated balance sheets.
(2)Our finance lease liability is included in the mortgages line item, as presented.

Fair Value, Liabilities Measured on Recurring Basis	Fair value measurements that occurred as of and during the years ended December 31, 2020 and 2019 were as follows (in thousands):

	2020			2019
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Recurring
Derivative assets(1)	$—	$—	$—	$—	$2,728	$—
Derivative liability(1)	—	(54,759)	—	—	(20,974)	—
Earn-out liability	—	—	(22,000)	—	—	(32,000)
Nonrecurring
Impaired real estate assets, net(2)	—	19,350	—	—	280,593	—
Impaired corporate intangible asset, net(3)	—	—	—	—	—	4,401
Impaired corporate ROU asset, net	—	537	—	—	—	—
(1)We record derivative assets in Other Assets, Net and derivative liabilities in Derivative Liability on our consolidated balance sheets.
(2)The carrying value of impaired real estate assets may have subsequently increased or decreased after the measurement date due to capital improvements, depreciation, or sale.
(3)The carrying value of our impaired in-place management contracts subsequently decreased after the measurement date, attributable to regular amortization as well as derecognition as part of the merger with REIT III.

Details of Impairment of Long-Lived Assets Held and Used by Asset
We recorded the following expense upon impairment of real estate assets for the years ended December 31, 2020, 2019, and 2018 (in thousands):

	2020	2019	2018
Impairment of real estate assets	$2,423	$87,393	$40,782

Fair Value, Liabilities Measured on Recurring Basis	Fair value measurements that occurred as of and during the three months ended March 31, 2021 and the year ended December 31, 2020, were as follows (in thousands):

	March 31, 2021			December 31, 2020
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Recurring
Derivative liabilities(1)	$—	$(42,970)	$—	$—	$(54,759)	$—
Earn-out liability	—	—	(38,000)	—	—	(22,000)
Nonrecurring
Impaired real estate assets, net(2)	—	7,150	—	—	19,350	—
Impaired corporate ROU asset, net	—	—	—	—	537	—
(1)We record derivative liabilities in Derivative Liabilities on our consolidated balance sheets.
(2)The carrying value of impaired real estate assets may have subsequently increased or decreased after the measurement date due to capital improvements, depreciation, or sale.

Fair Value Measurements, Nonrecurring	We recorded the following expense upon impairment of real estate assets (in thousands):

	Three Months Ended March 31,
	2021	2020
Impairment of real estate assets	$5,000	$—